ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2013
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) [Abstract]
Accumulated Other Comprehensive Income (Loss)
NOTE 11:- ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table summarizes the changes in accumulated balances of other comprehensive income (loss) for the year ended December 31, 2013:

	Unrealized gains (losses) on available-for-sale marketable securities (*)	Unrealized gains (losses) on cash flow hedges (*)	Foreign Currency Translation Adjustments	Total
Beginning balance	$24	$152	$450	$626
Other comprehensive income (loss) before reclassifications	32	179	(1,844)	(1,633)
Amounts reclassified from accumulated other comprehensive income	(117)	(347)	-	(464)
Net current period other comprehensive income (loss)	(85)	(168)	(1,844)	(2,097)
Ending balance	$(61)	$(16)	$(1,394)	$(1,471)

(*) Refer to Note 3 and Note 12 for the affected line item in the statement of income.